FINANCE LEASE RECEIVABLES (Details) - Narrative - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Capital Leases, net investment in direct financing leases, allowance for uncollectible minimum lease payments	£ 22	£ 12